STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - The Plan	12 Months Ended
Dec. 31, 2025 USD ($)
CONTRIBUTIONS:
Employer	$ 33,325,308
Employee	17,263,151
Rollover	7,666,153
Total contributions	58,254,612
INVESTMENT INCOME:
Interest and dividend income	2,989,990
Net appreciation in the fair value of investments	116,238,735
Total investment income	119,228,725
Interest income on notes receivable from participants	538,090
DEDUCTIONS:
Distributions to participants	95,530,193
Administrative expenses	148,397
Total deductions	95,678,590
CHANGE IN NET ASSETS BEFORE PLAN TRANSFERS	82,342,837
PLAN TRANSFERS OUT (Note 1)	(140,172,778)
CHANGE IN NET ASSETS	(57,829,941)
NET ASSETS AVAILABLE FOR BENEFITS — Beginning of year	728,953,226
NET ASSETS AVAILABLE FOR BENEFITS — End of year	$ 671,123,285